NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Investment income	$ 978	$ 76	$ 29
Net gains (losses) on disposals	(28)	0	0
Net gains (losses) on equity securities and equity method discontinuation	(55)	(42)	0
Change in fair value of other invested assets and short-term investments	(1)	(4)	0
Net gains (losses) on derivatives	45	(7)	6
Total investment related gains (losses), net	(185)	(55)	9
Available-for-sale fixed maturity securities
Net Investment Income [Line Items]
Investment income	560	56	29
Change in allowance for credit losses and impairments	(30)	0	0
Net gains (losses) on disposals	(80)	14	3
Equity securities
Net Investment Income [Line Items]
Investment income	6	0	0
Mortgage Loans and Private Loans
Net Investment Income [Line Items]
Change in allowance for credit losses and impairments	(57)	(16)	0
Net gains (losses) on disposals	(7)	0	0
Mortgage loans
Net Investment Income [Line Items]
Investment income	208	3	0
Private loans
Net Investment Income [Line Items]
Investment income	27	3	0
Real estate and real estate partnerships
Net Investment Income [Line Items]
Investment income	60	0	0
Real estate partnerships | Equity Method Investments
Net Investment Income [Line Items]
Investment income	89	12	0
Equity accounted investment
Net Investment Income [Line Items]
Investment income	0	8	0
Investment funds and corporations
Net Investment Income [Line Items]
Investment income	34	4	0
Short-term investments
Net Investment Income [Line Items]
Investment income	58	2	0
Other invested assets
Net Investment Income [Line Items]
Investment income	$ 25	$ 0	$ 0